Income tax - Analysis (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income tax expense comprises:
Current income tax	$ 2,741	$ 2,954	$ 3,370
Movement in deferred tax	294	(981)	(401)
Income tax (over)/under provided in prior years	3	1	(10)
Total income tax expense	$ 3,038	$ 1,974	$ 2,959
Effective income tax rate (as a percent)	35.74%	46.27%	30.35%
Australia
Income tax expense comprises:
Total income tax expense	$ 2,610	$ 1,697	$ 2,526
Overseas
Income tax expense comprises:
Total income tax expense	428	277	$ 433
Parent Entity
Income tax expense comprises:
Current income tax	2,017	2,417
Movement in deferred tax	133	(623)
Income tax (over)/under provided in prior years	(2)	1
Total income tax expense	2,148	1,795
Parent Entity | Australia
Income tax expense comprises:
Total income tax expense	2,090	1,753
Parent Entity | Overseas
Income tax expense comprises:
Total income tax expense	$ 58	$ 42